JPMorgan Value Advantage Fund
Schedule of Portfolio Investments as of March 31, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Value Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.6%
Aerospace & Defense — 2.2%
General Dynamics Corp.	245	66,830
Northrop Grumman Corp.	69	35,145
RTX Corp.	711	94,226
		196,201
Air Freight & Logistics — 1.0%
FedEx Corp.	350	85,200
Automobile Components — 0.4%
Gentex Corp.	1,520	35,407
Banks — 10.6%
Bank of America Corp.	3,456	144,209
Columbia Banking System, Inc.	1,486	37,063
Fifth Third Bancorp	885	34,703
First Citizens BancShares, Inc., Class A	64	117,766
M&T Bank Corp.	870	155,457
PNC Financial Services Group, Inc. (The)	395	69,458
Regions Financial Corp.	4,006	87,060
Wells Fargo & Co.	4,101	294,440
		940,156
Beverages — 2.2%
Constellation Brands, Inc., Class A	284	52,044
Keurig Dr Pepper, Inc.	2,627	89,890
PepsiCo, Inc.	368	55,240
		197,174
Biotechnology — 3.4%
AbbVie, Inc.	931	195,087
Regeneron Pharmaceuticals, Inc.	118	74,844
Vertex Pharmaceuticals, Inc. *	75	36,029
		305,960
Broadline Retail — 0.4%
Amazon.com, Inc. *	169	32,224
Building Products — 1.3%
Carlisle Cos., Inc.	199	67,711
Fortune Brands Innovations, Inc.	821	50,008
		117,719
Capital Markets — 4.3%
Ameriprise Financial, Inc.	80	38,550
Charles Schwab Corp. (The)	806	63,136
Morgan Stanley	507	59,140
Northern Trust Corp.	993	97,919
Raymond James Financial, Inc.	167	23,260
State Street Corp.	1,118	100,120
		382,125

JPMorgan Value Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Chemicals — 0.8%
Axalta Coating Systems Ltd. *	2,079	68,973
Communications Equipment — 0.5%
Cisco Systems, Inc.	706	43,568
Construction & Engineering — 0.7%
WillScot Holdings Corp.	2,270	63,094
Construction Materials — 0.7%
Martin Marietta Materials, Inc.	128	61,278
Consumer Finance — 2.5%
American Express Co.	254	68,443
Capital One Financial Corp.	774	138,737
Discover Financial Services	101	17,255
		224,435
Containers & Packaging — 2.9%
Graphic Packaging Holding Co.	2,614	67,867
International Paper Co.	768	40,971
Packaging Corp. of America	236	46,616
Silgan Holdings, Inc.	865	44,223
Smurfit WestRock plc	1,347	60,699
		260,376
Diversified Telecommunication Services — 0.8%
Verizon Communications, Inc.	1,650	74,831
Electric Utilities — 3.4%
Edison International	1,129	66,515
Entergy Corp.	373	31,916
NextEra Energy, Inc.	1,206	85,480
PG&E Corp.	3,724	63,980
Xcel Energy, Inc.	718	50,847
		298,738
Electrical Equipment — 0.4%
Eaton Corp. plc	118	32,012
Electronic Equipment, Instruments & Components — 1.2%
Jabil, Inc.	162	22,087
TD SYNNEX Corp.	831	86,348
		108,435
Entertainment — 0.7%
Walt Disney Co. (The)	663	65,471
Financial Services — 5.0%
Berkshire Hathaway, Inc., Class B *	513	273,258
Block, Inc. *	540	29,343
Corpay, Inc. *	204	71,317
MGIC Investment Corp.	2,835	70,244
		444,162

JPMorgan Value Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Food Products — 0.7%
Post Holdings, Inc. *	544	63,340
Ground Transportation — 1.2%
JB Hunt Transport Services, Inc.	270	40,030
Union Pacific Corp.	275	64,899
		104,929
Health Care Equipment & Supplies — 1.3%
Align Technology, Inc. *	307	48,707
Medtronic plc	760	68,318
		117,025
Health Care Providers & Services — 7.9%
Cardinal Health, Inc.	222	30,546
Cencora, Inc.	405	112,717
Cigna Group (The)	305	100,437
CVS Health Corp.	906	61,411
HCA Healthcare, Inc.	265	91,458
Henry Schein, Inc. *	1,527	104,557
Humana, Inc.	109	28,974
Labcorp Holdings, Inc.	326	75,930
UnitedHealth Group, Inc.	188	98,281
		704,311
Hotel & Resort REITs — 0.7%
Apple Hospitality REIT, Inc.	1,262	16,293
Host Hotels & Resorts, Inc.	3,286	46,690
		62,983
Hotels, Restaurants & Leisure — 2.2%
Booking Holdings, Inc.	11	51,063
Expedia Group, Inc.	303	50,933
McDonald's Corp.	302	94,445
		196,441
Household Durables — 0.7%
Mohawk Industries, Inc. *	557	63,535
Household Products — 0.9%
Procter & Gamble Co. (The)	453	77,151
Industrial REITs — 0.3%
EastGroup Properties, Inc.	159	28,018
Insurance — 5.9%
Arch Capital Group Ltd.	510	49,086
Chubb Ltd.	254	76,820
Kinsale Capital Group, Inc.	75	36,462
Loews Corp.	1,232	113,233
Oscar Health, Inc., Class A * (a)	1,880	24,645
Progressive Corp. (The)	76	21,486

JPMorgan Value Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Insurance — continued
Travelers Cos., Inc. (The)	533	140,940
WR Berkley Corp.	808	57,455
		520,127
Interactive Media & Services — 0.5%
IAC, Inc. *	983	45,151
IT Services — 0.6%
Cognizant Technology Solutions Corp., Class A	740	56,636
Machinery — 1.2%
Dover Corp.	475	83,439
Middleby Corp. (The) *	151	22,967
		106,406
Media — 0.3%
Sirius XM Holdings, Inc. (a)	1,346	30,351
Multi-Utilities — 0.3%
Public Service Enterprise Group, Inc.	360	29,631
Oil, Gas & Consumable Fuels — 6.6%
Chevron Corp.	952	159,286
ConocoPhillips	1,474	154,832
Coterra Energy, Inc.	1,228	35,484
EOG Resources, Inc.	822	105,350
Kinder Morgan, Inc.	2,199	62,734
Williams Cos., Inc. (The)	1,153	68,922
		586,608
Passenger Airlines — 0.5%
Southwest Airlines Co.	1,188	39,887
Pharmaceuticals — 4.1%
Bristol-Myers Squibb Co.	3,014	183,821
Johnson & Johnson	693	114,944
Merck & Co., Inc.	681	61,115
		359,880
Professional Services — 0.3%
TransUnion	366	30,402
Real Estate Management & Development — 0.3%
CBRE Group, Inc., Class A *	177	23,087
Residential REITs — 1.9%
American Homes 4 Rent, Class A	2,189	82,780
Mid-America Apartment Communities, Inc.	516	86,469
		169,249
Retail REITs — 1.5%
Federal Realty Investment Trust	524	51,306
Regency Centers Corp.	1,089	80,292
		131,598

JPMorgan Value Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — 2.0%
Analog Devices, Inc.	199	40,158
Microchip Technology, Inc.	928	44,894
Texas Instruments, Inc.	491	88,254
		173,306
Specialized REITs — 3.2%
Digital Realty Trust, Inc.	330	47,345
Lamar Advertising Co., Class A	438	49,801
Public Storage	212	63,519
Rayonier, Inc.	1,051	29,292
SBA Communications Corp.	231	50,811
Weyerhaeuser Co.	1,581	46,288
		287,056
Specialty Retail — 3.9%
AutoZone, Inc. *	15	59,033
Bath & Body Works, Inc.	1,293	39,199
Best Buy Co., Inc.	590	43,447
Dick's Sporting Goods, Inc.	271	54,520
Lowe's Cos., Inc.	377	87,966
Murphy USA, Inc.	92	43,070
Ulta Beauty, Inc. *	59	21,669
		348,904
Technology Hardware, Storage & Peripherals — 1.3%
Hewlett Packard Enterprise Co.	4,380	67,581
Western Digital Corp. *	1,083	43,771
		111,352
Textiles, Apparel & Luxury Goods — 0.5%
Columbia Sportswear Co.	166	12,548
Kontoor Brands, Inc.	447	28,658
		41,206
Tobacco — 1.4%
Philip Morris International, Inc.	796	126,346
Total Common Stocks (Cost $5,729,124)		8,672,455
Short-Term Investments — 2.8%
Investment Companies — 2.3%
JPMorgan Prime Money Market Fund Class IM Shares, 4.43% (b) (c) (Cost $204,406)	204,345	204,406

JPMorgan Value Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — 0.5%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.38% (b) (c) (Cost $41,392)	41,392	41,392
Total Short-Term Investments (Cost $245,798)		245,798
Total Investments — 100.4% (Cost $5,974,922)		8,918,253
Liabilities in Excess of Other Assets — (0.4)%		(35,430)
NET ASSETS — 100.0%		8,882,823

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2025. The total value of securities on loan at March 31, 2025 is $39,571.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2025.

JPMorgan Value Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$8,918,253	$—	$—	$8,918,253

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan Value Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2025	Shares at March 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.43% (a) (b)	$77,317	$2,305,200	$2,178,080	$(30)	$(1)	$204,406	204,345	$7,174	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.38% (a) (b)	59,092	185,661	203,363	(1)	3	41,392	41,392	805	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.31% (a) (b)	8,047	30,908	38,955	—	—	—	—	38	—
Total	$144,456	$2,521,769	$2,420,398	$(31)	$2	$245,798		$8,017	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2025.